UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Thomas Newmeyer
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Thomas Newmeyer  San Francisco, CA    October 4, 2011

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    none

Form 13F information table entry total: 80

Form 13F information table value total: $149,973,000



















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
                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer          Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager  (a)Sole (b) (c) None


3M                             COM      604059 10 5    3,347       46,630 SH   SOLE              0   0   46,630
Abbott Labs                    COM      002824 10 0    2,676       52,346 SH   SOLE              0   0   52,346
Adobe Sys Inc	             COM      00724F 10 1      688       28,490 SH   SOLE              0   0   28,490
Amgen Inc.                     COM      031162 10 0    1,654       30,110 SH   SOLE              0   0   30,110
Anadarko Petroleum             COM      032511 10 7      713       11,323 SH   SOLE              0   0   11,323
Anheuser Busch Inbev S.A.      COM      03524A 10 8      803       15,175 SH   SOLE              0   0   15,175
Apple Computer                 COM      037833 10 0    1,241        3,255 SH   SOLE              0   0    3,255
AT&T Corp                  COM NEW      00206R 10 2    3,427      120,172 SH   SOLE              0   0  120,172
Auto Data Processing In        COM      053015 10 3    1,928       40,892 SH   SOLE              0   0   40,892
Bank of America Corporation    COM      060505 10 4      220       36,032 SH   SOLE              0   0   36,032
Baxter Intl Inc                COM      071813 10 9    3,324       59,213 SH   SOLE              0   0   59,213
Becton Dickinson & Co          COM      075887 10 9    2,757	 37,613 SH   SOLE              0   0   37,613
Berkshire Hathaway Inc Del    CL B      084670 20 7    1,249       17,582 SH   SOLE              0   0   17,582
Boeing Co                      COM      097023 10 5    2,394       39,570 SH   SOLE              0   0   39,570
Caterpillar Inc                COM      149123 10 1	   420        5,700 SH   SOLE              0   0    5,700
Chevron Corp New               COM      166764 10 0    5,043       54,469 SH   SOLE              0   0   54,469
Cisco Sys Inc           COM      17275R 10 2    2,403      155,066 SH   SOLE              0   0  155,066
Coca Cola Co                   COM      191216 10 0    2,336       34,579 SH   SOLE              0   0   34,579
ConocoPhillips                 COM      20825C 10 4    1,920       30,336 SH   SOLE              0   0   30,336
Corning Inc                    COM      219350 10 5    1,353      109,504 SH   SOLE              0   0  109,504
Costco Whsl Corp New           COM      22160Q 10 2    2,983       36,331 SH   SOLE              0   0   36,331
Disney Walt Co.                COM      254687 10 6    1,772       58,768 SH   SOLE              0   0   58,768
Dr Pepper Snapple Group        COM      26138E 10 9      801       20,672 SH   SOLE              0   0   20,672
EMC Corp Mass                  COM      268648 10 2    1,702       81,124 SH   SOLE              0   0   81,124
Ebay Inc                       COM      278642 10 3      824       27,952 SH   SOLE              0   0   27,952
Electronic Arts Inc            COM      285512 10 9      454       22,213 SH   SOLE              0   0   22,213
Emerson Elec Co                COM      291011 10 4    1,898       45,958 SH   SOLE              0   0   45,958
Exxon Mobil Corp               COM      30231G 10 2    4,633       63,792 SH   SOLE              0   0   63,792
Frontier Communications        COM      35906A 10 8      497       81,434 SH   SOLE              0   0   81,434
General Electric Co            COM      369604 10 3    2,038      133,953 SH   SOLE              0   0  133,953
Gilead Sciences Inc.           COM      375558 10 3      656       16,915 SH   SOLE              0   0   16,915
Google Inc.                  CL  A      38259P 50 8    2,598        5,046 SH   SOLE              0   0    5,046
Hewlett-Packard Co             COM      428236 10 3    1,944       86,622 SH   SOLE              0   0   86,622
Home Depot Inc                 COM      437076 10 2    1,374       41,815 SH   SOLE              0   0   41,815
Honeywell Int'l.               COM      438516 10 6      363        8,270 SH   SOLE              0   0    8,270
Hubbell Inc                  CL  A      443510 10 2    1,102       24,525 SH   SOLE              0   0   24,525
Hubbell Inc                  CL  B      443510 20 1      748       15,110 SH   SOLE              0   0   15,110
Hutton Tele Trust       COM      447900 10 1       65       24,000 SH   SOLE              0   0   24,000
Intel Corp                     COM      458140 10 0    5,354      250,965 SH   SOLE              0   0  250,965
Intl Business Machs            COM      459200 10 1    8,675       49,610 SH   SOLE              0   0   49,610
Intl Game Technolog            COM      459902 10 2      498       34,340 SH   SOLE              0   0   34,340
Intuit Inc.	                   COM	    461202 10 3      884       18,650 SH   SOLE              0   0   18,650
Iron Mountain Inc.             COM      462846 10 6    1,569       49,651 SH   SOLE              0   0   49,651
Johnson & Johnson              COM      478160 10 4    4,306       67,610 SH   SOLE              0   0   67,610
Lilly Eli & Co.                COM      532457 10 8    1,700       45,994 SH   SOLE              0   0   45,994
Masco Corp                     COM      574599 10 6      160       22,472 SH   SOLE              0   0   22,472
Mc Cormick & Co Inc    COM NON VTG      579780 20 6    2,864       62,057 SH   SOLE              0   0   62,057
Medtronic Inc                  COM      585055 10 6    1,333       40,131 SH   SOLE              0   0   40,131
Merck & Co Inc                 COM      589331 10 7      859       26,299 SH   SOLE              0   0   26,299
Microsoft Corp                 COM      594918 10 4    3,001      120,578 SH   SOLE              0   0  120,578
Mueller Water Products        CL A      624758 10 8       74       30,194 SH   SOLE              0   0   30,194
Nike Inc.                     CL B      654106 10 3    1,807       21,138 SH   SOLE              0   0   21,138
Oracle Corp		             COM      68389X 10 5    1,023       35,623 SH   SOLE              0   0   35,623
Pentair Inc.                   COM      709631 10 5    1,032       32,263 SH   SOLE              0   0   32,263
Pepsico Inc                    COM      713448 10 8    4,877       78,800 SH   SOLE              0   0   78,800
Pfizer Inc                     COM      717081 10 3    3,693      208,936 SH   SOLE              0   0  208,936
Philip Morris Intl Inc.        COM	    718172 10 9      324        5,200 SH	 SOLE              0   0    5,200
Procter & Gamble Co            COM      742718 10 9    4,387       69,438 SH   SOLE              0   0   69,438
Qualcomm Inc.                  COM      747525 10 3    1,590       32,698 SH   SOLE              0   0   32,698
Royal Dutch Shell PLC  SPONS ADR A      780259 20 6      398        6,470 SH   SOLE              0   0    6,470
Safeway Inc.                   COM      786514 20 8      728       43,800 SH   SOLE              0   0   43,800
Schlumberger Ltd               COM      806857 10 8    3,864       64,695 SH   SOLE              0   0   64,695
Snap On Inc                    COM      833034 10 1      928       20,910 SH   SOLE              0   0   20,910
Spectra Energy Corp            COM      847560 10 9      992       40,459 SH   SOLE              0   0   40,459
Starbucks Corp                 COM      855244 10 9    1,813       48,625 SH   SOLE              0   0   48,625
Sysco Corp                     COM      871829 10 7    2,112       81,560 SH   SOLE              0   0   81,560
Target Corp                    COM      87612e 10 6    3,921       79,963 SH   SOLE              0   0   79,963
Time Warner Inc                COM      887317 10 5      343       11,460 SH   SOLE              0   0   11,460
Union Pac Corp                 COM      907818 10 8    1,780       21,800 SH   SOLE              0   0   21,800
United Natural Foods Inc       COM      911163 10 3      302        8,175 SH   SOLE              0   0    8,175
United Parcel Service Inc      COM      911312 10 6    2,827       44,778 SH 	 SOLE              0   0   44,778
Verizon Communications         COM      92343v 10 4    2,544       69,152 SH   SOLE              0   0   69,152
Visa Inc                      CL A      92826C 83 9    2,223       25,935 SH   SOLE              0   0   25,935
Vodafone Group PLC   SPONSORED ADR      92857W 10 0    2,247       87,578 SH   SOLE              0   0   87,578
Wal Mart Stores Inc            COM      931142 10 3    1,428       27,525 SH   SOLE              0   0   27,525
Walgreen Co.                   COM      931422 10 9    2,095       63,707 SH   SOLE              0   0   63,707
Watts Water Tech Inc.         CL A      942749 10 2      707       26,566 SH   SOLE              0   0   26,566
Wells Fargo & Company          COM      949746 10 1      449       18,645 SH   SOLE              0   0   18,645
Yahoo Inc                      COM      984332 10 6      619       47,068 SH   SOLE              0   0   47,068
Zimmer Hldgs Inc               COM      98956P 10 2    1,295       24,230 SH   SOLE              0   0   24,230
